Related Party Transactions (Details) € in Millions				12 Months Ended
	Nov. 10, 2023 USD ($) shares	Jul. 01, 2021 USD ($)	Aug. 10, 2018 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 30, 2021
Related Party Transactions
Due from related parties				$ 51,431,000		$ 34,002,000
Prior service cost of defined benefit plan				6,277,000		14,184,000
Prior service cost exercised				700,000		7,800,000
Due to executive officers				39,759,000		16,422,000
Recognized non-cash share-based compensation expense				12,680,000		5,972,000		$ 15,278,000
Gemini Shipholdings Corporation
Related Party Transactions
Percentage of voting interest acquired		51.00%								49.00%
Aggregate gross purchase price		$ 86,700,000
Other current liabilities
Related Party Transactions
Unpaid costs under defined benefit plan				0		6,800,000
Related party | The Swedish Club
Related Party Transactions
Due to executive officers				0		1,000,000.0
Premiums paid				8,700,000		6,600,000		5,200,000
Manager
Related Party Transactions
Daily management fees			$ 850,000
Daily vessel management fees for vessels on bareboat charter	$ 475,000		425,000
Daily vessel management fees for vessels on time charter	$ 950,000		$ 850,000
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	1.25%		1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)			0.50%
Supervision fee per vessel under construction			$ 725,000	3,000,000.0		0
Management fees	$ 2,000,000.0
Commission on sale of vessels (Percentage)	1.00%
New shares of common stock issued to manager for services | shares	100,000
Amount capitalized	$ 850,000			700,000		0		1,300,000
Manager | General and administrative expenses
Related Party Transactions
Management fees				21,500,000		21,900,000		19,900,000
Manager | Voyage expenses
Related Party Transactions
Commissions				$ 11,700,000		14,600,000		10,400,000
Manager | Gain on sale of vessels
Related Party Transactions
Commission on sale of vessels (Percentage)				0.50%
Commission on sale of vessels				$ 25,600		650,000.0
Executive officer
Related Party Transactions
Executive officers compensation				2,200,000	€ 2.0	2,100,000	€ 2.0	2,100,000	€ 1.8
Prior service cost of defined benefit plan				5,200,000
Prior service cost exercised						7,800,000
Recognized non-cash share-based compensation expense				6,300,000		5,400,000		$ 11,800,000
Executive officer | Accounts payable
Related Party Transactions
Due to executive officers				$ 0		$ 100,000